Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)(5)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)			Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)	Net Income (Loss) ($000s)(8)	Revenue ($000s)(9)
2024	26,387,151	22,784,362	4,882,363	4,344,641	52	150	(245,198)	360,528
2023	8,935,197	2,822,994	1,726,684	465,442	62	116	(73,147)	693,263
2022	8,702,666	(26,811,832)	3,694,848	(3,771,230)	89	81	125,040	1,120,252
2021	6,212,011	52,813,291	1,807,960	12,465,113	197	121	41,969	892,398
2020	5,590,381	34,474,571	2,162,987	7,764,842	100	100	(98,593)	478,596

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for the company’s principal executive officer, or PEO, Dr. Seendripu, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – 2024 Summary Compensation Table,” above.The names of each of the NEOs (excluding the company’s PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Steven Litchfield, William Torgerson, Michelle Sayer, and Connie Kwong; (ii) for 2023, Steven Litchfield, William Torgerson, Madhukar Reddy, Ph.D., Michael Bollesen, Michelle Sayer, and Connie Kwong; (iii) for 2022, Steven Litchfield, William Torgerson, James Lougheed, and W. Kelly Jones; (iv) for 2021, Steven Litchfield, William Torgerson, Madhukar Reddy, Ph.D., and Michael Bollesen; and (v) for 2020, Steven Litchfield, Madhukar Reddy, Ph.D., William Torgerson, and W. Kelly Jones.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Composite Index, which is one peer group the company uses for its Item 201(e) of Regulation S-K disclosure.
PEO Total Compensation Amount	$ 26,387,151	$ 8,935,197	$ 8,702,666	$ 6,212,011	$ 5,590,381
PEO Actually Paid Compensation Amount	$ 22,784,362	2,822,994	(26,811,832)	52,813,291	34,474,571
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Dr. Seendripu, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Seendripu during the applicable year. For further details, refer to the reconciliation of total compensation for each year to compensation actually paid to the PEO, below.
Reconciliation of Total Compensation to Average Compensation Actually Paid to the PEO:
The following table presents a reconciliation of total compensation paid to the PEO for each year as reported in the summary compensation table, above, to the compensation actually paid to the PEO, which was computed in accordance with Item 402(v) of Regulation S-K, as reported in the pay versus performance table, above. Material changes in the fair value from year to year, in particular in 2021 and 2022 in the table below, are due to changes in the company’s stock price from year end to year end and/or the vesting date.

Year	Reported Summary Compensation Table Total for PEO ($)(1)	Less: Reported Value of Equity Awards per Summary Compensation Table ($)(1)	Year End Fair Value of Equity Awards Granted in the Year and Outstanding/Unvested at End of Year ($)(2)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(3)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)(4)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year ($)(5)	Total Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)=(c)+(d)+(e)+(f)	(h)=(a)+(b)+(g)
2024	26,387,151	(25,655,631)	23,364,798	(638,615)	234,051	(907,392)	22,052,842	22,784,362
2023	8,935,197	(8,234,014)	1,455,580	(3,520,020)	1,111,226	3,075,025	2,121,811	2,822,994
2022	8,702,666	(7,986,169)	6,657,595	(28,258,599)	1,073,206	(7,000,531)	(27,528,329)	(26,811,832)
2021	6,212,011	(5,573,220)	20,137,272	30,911,563	985,262	140,403	52,174,500	52,813,291
2020	5,590,381	(4,985,280)	27,815,687	5,953,721	194,200	(94,138)	33,869,470	34,474,571
___________________
(1) Amounts as reported in the “Total”, and “Stock Awards” and “Option Awards” columns of the Summary Compensation table for Dr. Seendripu for each applicable year. The company does not offer a defined benefit or pension plan to its NEOs and does not pay dividends on its common stock.

(2) The amounts in this column are calculated as the sum of (i) the product of: (a) the number of restricted stock units granted to Dr. Seendripu in each year, that remained outstanding and unvested at the end of that year; and (b) the company’s closing stock price on the last trading day of the applicable year ($38.19 on December 31, 2020, $75.39 on December 31, 2021, $33.95 on December 31, 2022, $23.77 on December 29, 2023 and $19.78 on December 31, 2024) and (ii) the year-end fair value of stock options for the PEO, if any, calculated using the Black Scholes value as of the end of the year determined based on the same methodology as used to determine grant date fair value, or the average of the remaining contractual term and the remaining vest term, if any, as of the measurement date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

(3) The amounts in this column are calculated as the product of: (i) the number of restricted stock units granted in prior years that were outstanding and unvested as of the end of the applicable year; and (ii) the year over year change in fair value of such restricted stock units, or the difference between the company’s closing stock price on the last trading day of the applicable year and the company’s closing stock price on the last trading day of the immediately preceding year (for 2024, ($3.99), or $19.78 on December 29, 2024 minus $23.77 on December 29, 2023; for 2023, ($10.18), or $23.77 on December 29, 2023 minus $33.95 on December 30, 2022; for 2022, ($41.44), or $33.95 on December 30, 2022 minus $75.39 on December 31, 2021; for 2021, $37.20, or $75.39 on December 31, 2021 minus $38.19 on December 31, 2020; and for 2020, $16.97, or $38.19 on December 31, 2020 minus $21.22 on December 31, 2019).

(4) The amounts in this column are calculated as the product of: (i) the number of restricted stock units granted in the applicable year that also vested during the same year; and (ii) the fair value of such restricted stock units at the vesting date.

(5) The amounts in this column are calculated as the product of (i) the number of restricted stock units granted in prior years that vested during the applicable year; and (ii) the change in fair value from the end of the immediately preceding year to the
	vesting date in the applicable year, or the difference between the company’s closing stock price on the vesting date and the company’s closing stock price on the last trading date of the immediately preceding year (for 2024, the company’s closing stock price on the vesting date minus $23.77 on December 29, 2023; for 2023, the company’s closing stock price on the vesting date minus $33.95 on December 30, 2022; for 2022, the company’s closing stock price on the vesting date minus $75.39 on December 31, 2021; for 2021, the company’s closing stock price on the vesting date minus $38.19 on December 31, 2020; and for 2020, the company’s closing stock price on the vesting date minus $21.22 on December 31, 2019).
Non-PEO NEO Average Total Compensation Amount	$ 4,882,363	1,726,684	3,694,848	1,807,960	2,162,987
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,344,641	465,442	(3,771,230)	12,465,113	7,764,842
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the company’s other NEOs as a group, excluding Dr. Seendripu, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the other NEOs as a group during the applicable year. For further details, refer to the reconciliation of average total compensation for each year to average compensation actually paid to non-PEO NEOs, below.
Reconciliation of Average Total Compensation to Average Compensation Actually Paid to non-PEO NEOs:
The following table presents a reconciliation of average compensation paid to other NEOs (excluding the PEO) for each year as reported in the summary compensation table, above, to the average compensation actually paid to the other NEOs (excluding the PEO), which was computed in accordance with Item 402(v) of Regulation S-K, as reported in the pay versus performance table, above. Material changes in the fair value from year to year, in particular in 2021 and 2022 in the table below, are due to changes in the company’s stock price from year end to year end and/or the vesting date.

Year	Average Reported Summary Compensation Table Total for non-PEO NEOs ($)(1)	Less: Average Reported Value of Equity Awards per Summary Compensation Table ($)(2)	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding/Unvested at End of Year ($)(3)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(4)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)(5)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year ($)(6)	Total Average Equity Award Adjustments ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)=(c)+(d)+(e)+(f)	(h)=(a)+(b)+(g)
2024	4,882,363	(4,392,467)	4,116,510	(165,116)	165,726	(262,375)	3,854,745	4,344,641
2023	1,726,684	(1,357,876)	397,248	(839,350)	294,241	244,495	96,634	465,442
2022	3,694,848	(3,293,493)	2,370,414	(5,428,246)	325,480	(1,440,233)	(4,172,585)	(3,771,230)
2021	1,807,960	(1,434,074)	4,182,053	7,359,176	310,425	239,573	12,091,227	12,465,113
2020	2,162,987	(1,872,084)	5,917,388	1,453,539	45,291	57,721	7,473,939	7,764,842
___________________
(1) The amounts reported in this column represent the average of the amounts reported for the company’s named executive officers, or NEOs, excluding its PEO, Dr. Seendripu, in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – 2024 Summary Compensation Table” above, and the 2023, 2022, 2021 and 2020 Summary Compensation Table in the company’s previously filed proxy statements. Note that due to rounding, the number shown in the “Average Compensation Actually Paid to Non-PEO Named Executive Officers” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above.

(2) The amounts reported in this column represent the average of the amounts reported for the company’s named executive officers, or NEOs, excluding its PEO, Dr. Seendripu, in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table. Refer to “Executive Compensation – 2024 Summary Compensation Table” above, and the 2023, 2022, 2021 and 2020 Summary Compensation Table in the company’s previously filed proxy statements.

(3) The amounts in this column represent the average year-end fair value of equity awards granted in the applicable year and outstanding and unvested at the end of the applicable year of the non-PEO NEOs. The individual non-PEO NEO amounts are calculated as the sum of (i) the product of: (a) the number of restricted stock units granted to the NEO in each year, that remained outstanding and unvested at the end of that year; and (b) the company’s closing stock price on the last trading day of the applicable year ($38.19 on December 31, 2020, $75.39 on December 31, 2021, $33.95 on December 30, 2022, $23.77 on December 29, 2023, and $19.78 on December 31, 2024) and (ii) average year-end fair value of stock options for the non-PEO NEOs, if any, calculated using the Black Scholes value as of the end of the year determined based on the same methodology as used to determine grant date fair value, or the average of the remaining contractual term and the remaining vest term, if any, as of the measurement date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

(4) The amounts in this column represent the year-over-year average change in fair value of equity awards granted in prior years that are outstanding and unvested as of the end of each year of the non-PEO NEOs. The individual non-PEO NEO amounts with respect to restricted stock units are calculated as the product of: (i) the number of restricted stock units granted in prior years that were outstanding and unvested as of the end of the applicable year; and (ii) the year over year change in fair value of such restricted stock units, or the difference between the company’s closing stock price on the last trading day of the applicable year and the company’s closing stock price on the last trading day of the immediately preceding year (for 2024,
($10.18), or $19.78 on December 31, 2024 minus $23.77 on December 29, 2023; for 2023, ($10.18), or $23.77 on December 29, 2023 minus $33.95 on December 30, 2022; for 2022, ($41.44), or $33.95 on December 30, 2022 minus $75.39 on December 31, 2021; for 2021, $37.20, or $75.39 on December 31, 2021 minus $38.19 on December 31, 2020; and for 2020, $16.97, or $38.19 on December 31, 2020 minus $21.22 on December 31, 2019.) The individual non-PEO NEO amounts with respect to stock options, if any, are calculated as a product of (ii) the number of stock options granted in prior years that were outstanding and unvested as of the end of the year; and (ii) the year over year change in fair value of such restricted stock units, calculated using the Black Scholes value as of the end of the year minus the Black Scholes value as of the end of the immediately preceding year, determined based on the same methodology as used to determine grant date fair value, or the average of the remaining contractual term and the remaining vest term, if any, as of the measurement date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

(5) The amounts in this column represent the average fair value of equity awards, as of the vesting date, that were granted and vested in the applicable year of the non-PEO NEOs. The individual non-PEO NEO amounts are calculated as the product of: (i) the number of restricted stock units granted in the applicable year that also vested during the same year; and (ii) the fair value of such restricted stock units at the vesting date.

(6) The amounts in this column represent the year-over-year average change in fair value of equity awards granted in prior years that vested during the applicable year of the non-PEO NEOs. The individual non-PEO NEO amounts with respect to restricted stock units are calculated as the product of (i) the number of restricted stock units granted in prior years that vested during the applicable year; and (ii) the change in fair value from the end of the immediately preceding year to the vesting date in the year, or the difference between the company’s closing stock price on the vesting date and the company’s closing stock price on the last trading date of the immediately preceding year (for 2024, the company’s closing stock price on the vesting date minus $23.77 on December 29, 2023; for 2023, the company’s closing stock price on the vesting date minus $33.95 on December 30, 2022; for 2022, the company’s closing stock price on the vesting date minus $75.39 on December 31, 2021; for 2021, the company’s closing stock price on the vesting date minus $38.19 on December 31, 2020; and for 2020, the company’s closing stock price on the vesting date minus $21.22 on December 31, 2019). The individual non-PEO NEO amounts with respect to stock options, if any, are calculated as the product of (i) the number of stock options granted in prior years that vested during the year; and (ii) the change in fair value from the end of the immediately preceding year to the vesting date in the year, or the difference between the Black Scholes value on the vesting date and the Black Scholes value on the last trading date of the immediately preceding year, determined based on the same methodology as used to determine grant date fair value, or the average of the remaining contractual term and the remaining vest term, if any, as of the measurement date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Total Shareholder Return (TSR)

As demonstrated by the graph above, the amount of compensation actually paid to Dr. Seendripu and the average amount of compensation actually paid to our other NEOs as a group (as computed in accordance with Item 402(v) of Regulation S-K) is generally aligned with our cumulative TSR over the first three years presented. The alignment of compensation actually paid with the company’s cumulative TSR over this period is because a substantial portion of the compensation actually paid to Dr. Seendripu and to the other NEOs is comprised of performance-based equity awards, including performance units that vest over four years which we began granting to our NEOs in 2019. In 2024, compensation actually paid increased due to additional compensation awarded to NEOs for retention purposes and aligns with our peer group TSR since we set our compensation at the median of our peer group. As described in the section “Executive Compensation – Compensation Discussion and Analysis,” 69% of total compensation for our PEO and 49% of total compensation is in the form of performance units or performance-based bonus awards for our average NEOs for the most recently completed year, excluding awards granted for retention purposes and severance. For the first three years presented, our cumulative TSR outperformed the Nasdaq Composite Index, representing the company’s previously superior financial performance as compared to the companies comprising the Nasdaq Composite Index peer group. Due to the decline in our TSR in the fourth and fifth year, our cumulative TSR over the five year period presented in the table was (48)%, while the cumulative TSR of the peer group presented for this purpose, the Nasdaq Composite Index, was 50% over the four years presented in the table. For more information regarding the company’s performance and the companies that the compensation committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and GAAP Net Income (Loss)

As demonstrated by the graph above, the amount of compensation actually paid to Dr. Seendripu and the average amount of compensation actually paid to our other NEOs as a group (as computed in accordance with Item 402(v) of Regulation S-K) is generally aligned with our GAAP net income (loss) over the first two years presented, and not aligned over the last three years presented as NEO compensation is based on the median to 75th percentile of our peer group rather than our financial results. In 2022, compensation actually paid decreased due to a decline in stock price towards the end of 2022 and in 2024, compensation actually paid increased due to the impact of equity awards granted for retention purposes. We do not use GAAP net income (loss) as a financial performance measure in our executive compensation program; however, the measure of GAAP net income (loss) is correlated with the measure non-GAAP operating income, which we use in setting goals for awarding short-term incentive bonuses to our executives, and non-GAAP earnings per share, which we use as a metric in setting achievement levels for growth in our non-GAAP earnings per share relative to that of our peer group underlying the performance units awarded to our executives. Refer to the section “Executive Compensation – Compensation Discussion and Analysis,” for further details regarding these performance measures.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue

As demonstrated by the above graph, the amount of compensation actually paid to Dr. Seendripu and the average amount of compensation actually paid to our other NEOs as a group (as computed in accordance with Item 402(v) of Regulation S-K) is generally aligned with our revenues over the first two years presented, and not aligned over the last three years as NEO compensation is set at the median to 75th percentile of our peer group. In 2022, compensation actually paid decreased due to a decline in stock price towards the end of 2022 and in 2024, compensation actually paid increased due to the impact of equity awards granted for retention purposes. While we use a number of financial and non-financial performance measures for the purpose of evaluating our executives’ performance under our compensation programs, we have selected revenue as the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to company performance. We use revenue when setting goals in our short-term incentive compensation program, as well as for setting achievement levels in our long-term incentive compensation, which includes the percentile rank of our revenue growth relative to that of our peer group that is a metric underlying the performance units that are awarded to the NEOs. In particular, the issuance of shares of common stock under our long-term incentive and corporate bonus plans to the NEOs is directly linked to revenue: (1) 60% of performance units granted to NEOs are based on company performance in terms of revenue growth relative to that of our peer group; and (2) 50% of bonus awards to NEOs are weighted relative to the revenue metric.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative Total Shareholder Return (TSR)

As demonstrated by the graph above, the amount of compensation actually paid to Dr. Seendripu and the average amount of compensation actually paid to our other NEOs as a group (as computed in accordance with Item 402(v) of Regulation S-K) is generally aligned with our cumulative TSR over the first three years presented. The alignment of compensation actually paid with the company’s cumulative TSR over this period is because a substantial portion of the compensation actually paid to Dr. Seendripu and to the other NEOs is comprised of performance-based equity awards, including performance units that vest over four years which we began granting to our NEOs in 2019. In 2024, compensation actually paid increased due to additional compensation awarded to NEOs for retention purposes and aligns with our peer group TSR since we set our compensation at the median of our peer group. As described in the section “Executive Compensation – Compensation Discussion and Analysis,” 69% of total compensation for our PEO and 49% of total compensation is in the form of performance units or performance-based bonus awards for our average NEOs for the most recently completed year, excluding awards granted for retention purposes and severance. For the first three years presented, our cumulative TSR outperformed the Nasdaq Composite Index, representing the company’s previously superior financial performance as compared to the companies comprising the Nasdaq Composite Index peer group. Due to the decline in our TSR in the fourth and fifth year, our cumulative TSR over the five year period presented in the table was (48)%, while the cumulative TSR of the peer group presented for this purpose, the Nasdaq Composite Index, was 50% over the four years presented in the table. For more information regarding the company’s performance and the companies that the compensation committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List, Table	Revenue;
•Non-GAAP earnings per share;
•Percentile rank — relative revenue growth (the company’s revenue growth as compared to a peer group established by the compensation committee);
•Percentile rank — relative non-GAAP TSR (the company’s TSR as compared to a peer group established by the compensation committee); and
•Non-GAAP operating income.

Total Shareholder Return Amount	$ 52	62	89	197	100
Peer Group Total Shareholder Return Amount	150	116	81	121	100
Net Income (Loss)	$ (245,198,000)	$ (73,147,000)	$ 125,040,000	$ 41,969,000	$ (98,593,000)
Company Selected Measure Amount	360,528,000	693,263,000	1,120,252,000	892,398,000	478,596,000
PEO Name	Dr. Seendripu
Additional 402(v) Disclosure
We are providing the following information about the relationship between executive compensation actually paid and company financial performance, as required by or defined in Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K. For further information regarding our compensation philosophy, and in particular, how we align executive compensation with company financial performance, refer to “Executive Compensation – Compensation Discussion and Analysis,” above.
The dollar amounts reported in this column represent the average of the amounts reported for the company’s other named executive officers, or NEOs, excluding its PEO, Dr. Seendripu, in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – 2024 Summary Compensation Table” above and the 2023, 2022, 2021 and 2020 Summary Compensation Table in the company’s previously filed proxy statements.Cumulative Total Shareholder Return, or TSR, is calculated as though $100 was invested at the beginning of the period, or December 31, 2019, by dividing the sum of the cumulative amount of dividends for the measurement period, if any, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.The amounts in this column represent the company’s net income (loss) for the applicable year, as reflected in the company’s audited consolidated financial statements.The metric in this column, revenue, in our assessment, represents the most important company financial performance measure used to link compensation actually paid to company performance for the company’s NEOs for the most recently completed fiscal year, to company performance. In particular, the issuance of shares of common stock under our long-term incentive and corporate bonus plans to the NEOs is directly linked to revenue: (1) 60% of performance units granted to NEOs are based on company performance in terms of revenue growth relative to our peer group; and (2) 50% of bonus awards to NEOs are weighted related to the revenue metric. Other key financial performance measures linked to executive compensation are described under “Financial Performance Measures,” below. For additional information regarding actual performance, peer group, and executive compensation for the most recently completed year, see “Executive Compensation – Compensation Discussion and Analysis” section, above.
Financial Performance Measures
As described in further detail in “Executive Compensation – Compensation Discussion and Analysis” above, our executive compensation program incorporates various company financial performance metrics. Such metrics are used in both our long-term and short-term incentive awards and are selected with the objective of incentivizing our NEOs to increase the long-term value of our enterprise for our stockholders. The most important financial performance measures used to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to our financial performance are as follows (listed in no particular order of importance):
Analysis of Information Presented in the Pay versus Performance Table
In accordance with Item 402(v) of Regulation S-K, we are providing, below, the relationships between certain information presented in the Pay versus Performance table, above. We utilize several financial performance measures to align executive compensation with company financial performance as described in “Executive Compensation – Compensation Discussion and Analysis,” however, not all of those company measures are presented in the Pay versus Performance table, above, nor in the below graphs. We generally seek to incentivize long-term performance using various performance measures, which may not result in alignment of individual performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K, which incorporates various elements including, but not limited to, changes in value based on the company’s stock price to the vesting date or during the year) for a particular year.

Measure:: 1
Pay vs Performance Disclosure
Name	•Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•Non-GAAP earnings per share
Measure:: 3
Pay vs Performance Disclosure
Name	•Percentile rank — relative revenue growth (the company’s revenue growth as compared to a peer group established by the compensation committee)
Measure:: 4
Pay vs Performance Disclosure
Name	•Percentile rank — relative non-GAAP TSR (the company’s TSR as compared to a peer group established by the compensation committee)
Measure:: 5
Pay vs Performance Disclosure
Name	•Non-GAAP operating income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (25,655,631)	$ (8,234,014)	$ (7,986,169)	$ (5,573,220)	$ (4,985,280)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,052,842	2,121,811	(27,528,329)	52,174,500	33,869,470
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,364,798	1,455,580	6,657,595	20,137,272	27,815,687
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(638,615)	(3,520,020)	(28,258,599)	30,911,563	5,953,721
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,051	1,111,226	1,073,206	985,262	194,200
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(907,392)	3,075,025	(7,000,531)	140,403	(94,138)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,392,467)	(1,357,876)	(3,293,493)	(1,434,074)	(1,872,084)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,854,745	96,634	(4,172,585)	12,091,227	7,473,939
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,116,510	397,248	2,370,414	4,182,053	5,917,388
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(165,116)	(839,350)	(5,428,246)	7,359,176	1,453,539
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,726	294,241	325,480	310,425	45,291
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (262,375)	$ 244,495	$ (1,440,233)	$ 239,573	$ 57,721